S-K 1602(c) Dilution	Nov. 30, 2025 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.64
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.36
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 76,413,684
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,833,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,507,847
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.66
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.34
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 87,836,835
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,194,575
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.76
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.24
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 52,609,122
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,127,391
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.77
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.23
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 60,224,555
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,433,347
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.27
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.73
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 28,804,564
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,746,935
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.25
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.75
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 32,612,275
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,672,119
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.85
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	4,366,479
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.07)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.02
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.98
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	2,875,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	4,910,892
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.71
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.73
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.83
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.84
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.34
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.32
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.22
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 1.09
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 100,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,500,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Less Over allotment option liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(230,871)
Less Over allotment option liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Over allotment option liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(230,871)
Less Over allotment option liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Over allotment option liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(230,871)
Less Over allotment option liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Over allotment option liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(230,871)
Less Over allotment option liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(23,804,560)
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(27,612,280)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(47,609,122)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(55,224,560)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(71,413,680)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(82,836,840)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(95,218,243)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (110,449,114)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(500,000)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(375,000)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(375,000)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(375,000)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	400,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	460,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	400,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	460,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	400,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	460,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	400,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	460,000
Ordinary shares included in the placement units issued One [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	154,970
Ordinary shares included in the placement units issued One [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	162,470
Ordinary shares included in the placement units issued One [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	154,970
Ordinary shares included in the placement units issued One [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	162,470
Ordinary shares included in the placement units issued One [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	154,970
Ordinary shares included in the placement units issued One [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	162,470
Ordinary shares included in the placement units issued One [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	154,970
Ordinary shares included in the placement units issued One [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	162,470
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(2,380,456)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(2,761,228)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(4,760,912)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(5,522,456)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(7,141,368)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(8,283,684)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(9,521,824)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(11,044,911)